AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

International Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

INTERNATIONAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    International Growth seeks capital growth by investing  primarily in foreign equity securities of issuers in developed countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American
    Century to invest in stocks of foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund.
    That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    International Growth's assets will be primarily invested at all times in equity securities of companies in developed countries. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark,
    Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
    Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
    Switzerland, the United Kingdom and the United States.

    Additional information about International Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of International Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of

International Growth                          American Century Investments

       public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    In summary, International Growth is intended for investors who find foreign securities an appropriate investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable to tolerate fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of International
    Growth's Investor Class shares for each full calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns
    2000        -15.01%
    1999         64.44%
    1998         19.01%
    1997         19.72%
    1996         14.43%
    1995         11.89%
    1994         -4.76%
    1993         42.65%
    1992          4.84%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
--------------------------------------------------------------------------------
    International Growth      48.19% (4Q 1999)        -17.94% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Morgan Stanley Capital
    International Europe, Australia, Far East (EAFE) Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                           1 YEAR    5 YEARS   LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS  (PERIOD ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------
        International Growth               -15.01%    17.91%   15.46%
        MSCI EAFE Index                    -14.17%     7.13%   7.63%(2)

        (1) The inception date for International Growth is May 9, 1991.

        (2) Since April 30, 1991, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
         Management Fee                                     1.20%(1)
         Distribution and Service (12b-1) Fees              None
         Other Expenses                                     0.00%(2)
         Total Annual Fund Operating Expenses               1.20%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

International Growth                                           Fund Profile

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:
             -------------------------------------------------------------------
                      1 year     3 years    5 years    10 years
                      $122        $380       $657       $1,447

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the International Growth team:

    HENRIK STRABO, Chief Investment Officer - International Equities, has been a member of the team that manages International Growth since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to
    Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

    MARK S. KOPINSKI, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages International Growth since rejoining
    American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from
    June 1995 to March 1997. Prior to 1995, he served as Vice President and a member of the team that managed International Growth and International
    Discovery. He has a bachelor's degree in business administration from
    Monmouth College and an MA in Asian studies from the University of Illinois.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in International Growth for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    International Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

International Growth                          American Century Investments

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

International Growth                                           Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23582  0101                 American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

American Century
Fund Profile
[photo of woman sitting on bench, photo of hand holding pencil]

Global Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

GLOBAL GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Global Growth seeks capital growth by investing primarily in equity securities of issuers in developed countries worldwide, including the United
    States.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American
    Century to invest in stocks of U.S. and foreign companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund.
    That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    Global Growth's assets will be primarily invested at all times in equity securities of issuers in developed countries. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland,
    France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
    Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
    Switzerland, the United Kingdom, and the United States.

    Additional information about Global Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Global Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    *  Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the
       United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

Global Growth                                 American Century Investments

    In summary, Global Growth is intended for investors who find U.S. and foreign growth securities an appropriate investment and who are willing to accept the risk associated with the fund's investment strategy. An investment in the fund is not appropriate for investors who are unable to tolerate fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Global Growth's
    Investor Class shares for each full calendar year since the fund's inception on December 1, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns
    2000           -5.77%
    1999           86.09%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                     Lowest
--------------------------------------------------------------------------------
    Global Growth           51.95% (4Q 1999)            -9.42% (2Q 2000)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The MSCI World Free Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                                 1 YEAR      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------
               Global Growth                    -5.77%        36.37%
               MSCI World Free Index           -13.18%         6.33%

        (1) The inception date for Global Growth is December 1, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
         Management Fee                               1.30%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(2)
         Total Annual Fund Operating Expenses         1.30%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:
             ------------------------------------------------------------------
                     1 year       3 years     5 years     10 years
                      $132         $410        $710        $1,558

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Global Growth team:

    HENRIK STRABO, Chief Investment Officer - International Equities, has been a member of the team that manages Global Growth since its inception in
    December 1998. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

Global Growth                                                  Fund Profile

    BRADLEY AMOILS, Portfolio Manager, has been a member of the team that manages Global Growth since its inception in December 1998. He joined
    American Century in July 1997 as an Investment Analyst and was promoted to
    Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to
    June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to
    December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand-Johannesburg-South Africa and an MBA from
    Columbia University Graduate School of Business.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Global Growth pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23584   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

American Century
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Emerging Markets Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

EMERGING MARKETS FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Emerging Markets seeks capital growth by investing primarily in equity securities of emerging market countries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a growth investment strategy developed by American
    Century to invest in stocks of emerging market companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks to buy for the fund.
    That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

    Emerging Markets' assets will be primarily invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The fund considers emerging market countries to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland,
    France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
    Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
    Switzerland, the United Kingdom and the United States.

    Additional information about Emerging Markets' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The value of Emerging Markets' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

Emerging Markets                               American Century Investments

    *  Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the
       United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on a change in the exchange rate between the fund's foreign currencies and the U.S. dollar.

    *  Investing in emerging market companies is also riskier than investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' financial markets, resulting in significant volatility to the fund's investments. These countries also may lack the legal, business and social framework to support securities markets.

    In summary, Emerging Markets is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk of investing in emerging market companies. An investment in the fund is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Emerging Markets'
    Investor Class shares for each full calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]
    Calendar Year-By-Year Returns
    2000            -30.14%
    1999            106.19%
    1998            -18.90%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                            Highest                    Lowest
--------------------------------------------------------------------------------
    Emerging Markets        49.04% (4Q 1999)           -24.62% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Morgan Stanley Capital
    International Emerging Markets Free Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                                  1 YEAR       LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------
               Emerging Markets                   -30.14%         -0.73%
               MSCI Emerging Markets
                  Free Index                      -30.61%         -9.96%

        (1) The inception date for Emerging Markets is September 30, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
         Management Fee                               2.00%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(2)
         Total Annual Fund Operating Expenses         2.00%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Emerging Markets                                               Fund Profile

           EXAMPLE
             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:
                   ------------------------------------------------------------
                    1 year      3 years    5 years    10 years
                    $202         $623      $1,069      $2,305

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Emerging Markets team:

    MARK S. KOPINSKI, Senior Vice President and Senior Portfolio Manager, has
    been a member of the team that manages Emerging Markets since its inception in September 1997. He rejoined American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio
    Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to
    1995, he served as Vice President and a member of the team that managed
    International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.

    MICHAEL J. DONNELLY, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since its inception in September
    1997. He joined American Century in August 1997. From 1993 to 1997, he
    served as Vice President and Portfolio Manager for Federated Investors, Inc.
    He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate
    School of Management, Northwestern University. He is a Chartered Financial
    Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Emerging Markets for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Emerging Markets                               American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Emerging Markets pays distributions of substantially all of its income once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Fund shareholders also may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Emerging Markets                                               Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM   [graphic of arrow]

SH-PRF-23583   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Life Sciences Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

LIFE SCIENCES FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Life Sciences seeks capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life Science companies  generally own, operate or support health care facilities (including, among others, hospitals, outpatient surgery  facilities, dialysis centers, dental centers and physical therapy centers), design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensic medicine. The fund may invest in U.S. and foreign  companies of any size.

    Sometimes a company will engage in multiple lines of  business. We will generally consider a company to be in  the life sciences if

    *  at least 50% of its gross income or net assets come from activities in the sector;

    *  at least 50% of its assets are devoted to producing
       revenues from the sector; or

    *  based on other information we obtain, we determine
       that its primary business should be categorized within  the sector.

    The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies  with earnings and revenues that are not only growing,  but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using
    American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This  information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of  clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market  developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

Life Sciences                                 American Century Investments

    *  The value of the fund's shares depends on the value of
       the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were  diversified.
       Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies'
       activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and  services. These business uncertainties may increase the volatility of the prices for these companies'
       securities.

    *  The fund may invest up to 15% in privately placed
       securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to  procedures established by the fund's Board of Directors.

    *  The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly  if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally  presents unique risks. Smaller companies may have limited resources, trade less frequently and have less  publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller  companies to experience more price volatility.

    *  The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable  political and economic structures, reduced availability  of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not  considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

    In summary, Life Sciences is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Life Sciences                                                 Fund Profile

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century
    *  to reinvest dividends in additional shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     --------------------------------------------------------------------------
         Management Fee(1)                         1.50%
         Distribution and Service (12b-1) Fees     None
         Other Expenses(2)                         0.00%
         Total Annual Fund Operating Expenses      1.50%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you. . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:
             -------------------------------------------------------------------
                   1 year     3 years       5 years      10 years
                    $152       $472          $814         $1,778

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manager its mutual funds. Identified below are the portfolio managers for the Life Sciences team:

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June
    2000, and has  been a member of the team that manages Vista (another
    American Century equity fund) since joining American Century in November
    1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and  economics from the University of Chicago.

    CHRISTY TURNER, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New
    Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management
    Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of
    Central Florida and an MBA in finance from the University of North Carolina.
    She is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your  account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Life Sciences for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Life Sciences                                 American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Life Sciences pays distributions from its net income, if any, once a year, usually in December. Distributions from  realized capital gains are paid twice a year, usually in  March and December. Distributions may be taxable as  ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions
    *  Wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at  1-800-345-3533.

Life Sciences                                                 Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-23570   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Technology Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg. sm) and text logo]
American
Century

TECHNOLOGY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Technology seeks capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sectors. To achieve its objective, the fund invests primarily in companies that the fund managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include among others, computers
    (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

    Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the technology and
    telecommunications-related sector if

    *  at least 50% of its gross income or net assets come from activities in the sector;

    *  at least 50% of its assets are devoted to producing revenues from the sector; or

    *  based on other information we obtain, we determine that its primary business should be categorized within the sector.

    The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using
    American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds.
       Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological

Technology                                        American Century Investments

       advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

    *  The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified.
       Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

    *  The fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them.
       Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

    *  The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

    *  The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the
       United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

    In summary, Technology is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Technology                                                    Fund Profile

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century
    *  to reinvest dividends in additional shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee(1)                         1.50%
         Distribution and Service (12b-1) Fees     None
         Other Expenses(2)                         0.00%
         Total Annual Fund Operating Expenses      1.50%

         (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

         (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE
             Assuming you. . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                       1 year      3 years      5 years     10 years
                        $152        $472         $814        $1,778

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manager its mutual funds. Identified below are the portfolio managers for the Technology team:

    CHRISTOPHER K. BOYD, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in
    June 2000, and has been a member of the team that manages Giftrust and New
    Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a
    Chartered Financial Analyst.

    DOUGLAS C. DAY, Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other
    American Century equity funds, including Ultra and Select. Before joining
    American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Technology for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

Technology                                    American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Technology pays distributions from its net income, if any, once a year, usually in December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions
    *  Wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Technology                                                    Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS 1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM  [graphic of arrow]

SH-PRF-23571   0101                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation